Gain (loss) on disposal of PP&E and intangibles and impairment - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss on disposal of property plant and equipment and intangibles details narrative abstract [Abstract]
Gain (loss) on disposal of property, plant, and equipment	R$ 76,150	R$ (30,019)	R$ (22,088)
Goodwill impairment loss		R$ 593,280